Long-term investments	12 Months Ended
Dec. 31, 2022
Long-term investments
Long-term investments

8.          Long-term investments

(In thousands)	December 31, 2021	December 31, 2022
Equity interests without a readily determinable fair value:
Balance at beginning of the year	26,734	31,495
Additions	4,627	—
Net unrealized gains on investments held (note c)	—	437
Impairment on long-term investments (note d)	—	(590)
Exchange difference	134	(531)
Balance at end of the year	31,495	30,811

Details of the Group’s ownership of the long-term investments are as follows:

	Percentage of ownership of
	shares as of December 31,
Investee	2021	2022
Equity method investment:
Shenzhen Mojingou Information Services Co., Ltd.	28.77%	28.77%
Equity interests without a readily determinable fair value:
Guangzhou Yuechuan Network Technology Co., Ltd.	9.30%	9.30%
Chengdu Diting Technology Co., Ltd.	12.74%	12.74%
Shanghai Guozhi Electronic Technology Co., Ltd.	16.80%	16.80%
Guangzhou Hongsi Network Technology Co., Ltd.	19.90%	19.90%
Xiamen Diensi Network Technology Co., Ltd.	14.25%	14.25%
11.2 Capital I, L.P.	2.03%	2.03%
Cloudtropy	9.69%	9.69%
Lexiang Technology Co., Ltd. (formerly named as “Shanghai Lexiang Technology Co., Ltd.”) (“Lexiang”) (note a)	6.93%	6.49%
Hangzhou Feixiang Data Technology Co., Ltd.	28.00%	28.00%
Shenzhen Meizhi Interactive Technology Co., Ltd.	9.40%	9.40%
Beijing Yunhui Tianxia Technology Co., Ltd.	13.70%	13.70%
Yingshi Innovation Technology Co., Ltd. (formerly named as “Shenzhen Arashi Vision Interative Technology Co., Ltd.”)	8.73%	8.73%
Beijing Cloudin Technology Co., Ltd.	4.12%	4.12%
Quanxun Huiju Networking Technology (Beijing) Co., Ltd. (“Quanxun Huiju”)	5.40%	5.40%
Blue Bayread Limited (“Blue Bayread”) (note b)	1.63%	1.63%
Clapper Media Group Inc. (“Clapper”) (note c)	10.00%	9.58%
Beijing Yunshang Hemei Culture Media Co., Ltd. (“Yunshang Hemei”) (note d)	10.00%	10.00%

Notes :

(a)	In October 2020, the Group disposed 4.82% of the equity interest in Lexiang, for which full impairment have been provided in December 2019, at a consideration of USD268,000. The remaining equity interest in Lexiang was remeasured based on this observable price change from the disposal, a fair value gain of USD794,000 was recognized accordingly.The Group recognized impairment against this investment of USD794,000 as of December 31, 2020, after considering Shanghai Lexiang’s operation performance, financial and liquidity position after the above transaction.

In September 2021 and May 2022, the Group’s interest in Lexiang was diluted to 6.93% and 6.49%, respectively, as additional shares were issued by Lexiang, no changes in the carrying value in Lexiang was made as the related transactions did not provide observable price changes to the Group.

8.          Long-term investments (Continued)

(b)	In December 2021, the Group made an equity investment of USD3,000,000 to acquire 1.63% equity interest of Blue Bayread, which is a privately-held company.
(c)	In October 2021, the Group made an equity investment of USD1,000,000 to acquire 10% equity interest of Clapper, which is a privately-held company.

In March 2022, the Group’s interest in Clapper was diluted to 9.58% as additional shares were issued by Clapper, and fair value gain of USD437,000 was recognized based on the observable price changes of Clapper as indicated in its new financing.

(d)	In December 2021, the Group made an equity investment of USD627,384 (equivalent to RMB4,000,000) to acquire 10% equity interest of Yunshang Hemei, which is a privately-held company.

In March 2022, full impairment of USD590,000 (equivalent to RMB4,000,000) was provided by the Group, after considering Yunshang Hemei’s operation performance, financial and liquidity position.